Leases - Schedule of Information on Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Interest expense on lease liabilities	$ 6,749	$ 6,506
Total cash outflow for leases	$ 54,389	$ 50,088